UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022


13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                 5/17/04
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE [If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       6

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $531,071
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number          Name

1.           028-10522                     Coatue Capital, L.L.C.
2.           028-10553                     Coatue Offshore Fund, Ltd.
3.           028-10554                     Coatue Qualified Partners, L.P.
----         -------------------           ------------------------------

Coatue Management LLC
Form 13F Information


COLUMN 1                            COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                    TITLE                      VALUE                SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                      OF CLASS       CUSIP       (X$1000)   SHARES    PRN CALL  DISCRETION  MGRS   SOLE  SHARED   NONE
--------------                      --------       -----       --------   ------    --------  ----------  ----   ----  ------   ----
AMDOCS                              ORDINARY        G02602103    9,115      328,000 SH         SHARED    1, 2, 3   0     328,000   0
AMERICA MOVIL SA DE CV              SPONSORED ADR   02364W105    3,363       87,000 SH         SHARED    1, 2, 3   0      87,000   0
AMERICAN TOWER SYSTEMS              CLASS A         029912201   21,381    1,883,800 SH         SHARED    1, 2, 3   0   1,883,800   0
ARMOR HOLDINGS INC                  COMMON          042260109   12,462      376,500 SH         SHARED    1, 2, 3   0     376,500   0
AUTHENTIDATE HOLDING CORP           COMMON          052666104    4,354      325,900 SH         SHARED    1, 2, 3   0     325,900   0
AVANEX                              COMMON          05348W109      311       71,998 SH         SHARED    1, 2, 3   0      71,998   0
AVICI SYSTEMS INC                   COMMON          05367L802    2,208      160,000 SH         SHARED    1, 2, 3   0     160,000   0
BOOKS A MILLION                     COMMON          098570104       70       11,000 SH         SHARED    1, 2, 3   0      11,000   0
BOSTON COMMUNICATIONS GROUP         SPONSORED ADR   100582105   11,439      965,355 SH         SHARED    1, 2, 3   0     965,355   0
CAL-MAINE FOODS INC                 COMMON          128030202    5,340      150,000 SH         SHARED    1, 2, 3   0     150,000   0
CAPTIVA SOVTWARE CORP DEL           COMMON          14073T109    2,665      192,400 SH         SHARED    1, 2, 3   0     192,400   0
CAREER EDUCATION CORP               COMMON          141665109   37,494      663,023 SH         SHARED    1, 2, 3   0     663,023   0
CENTILLIUM COMMUNICATIONS INC       COMMON          152319109      311       68,822 SH         SHARED    1, 2, 3   0      68,822   0
CERADYNE INC                        COMMON          156710105   10,303      285,000 SH         SHARED    1, 2, 3   0     285,000   0
COMVERSE TECHNOLOGY INC             COMMON          205862402   16,428      905,618 SH         SHARED    1, 2, 3   0     905,618   0
COSTAR GROUP INC                    COMMON         221610N109    2,197       59,600 SH         SHARED    1, 2, 3   0      59,600   0
CREE RESEARCH INC                   COMMON          225447101   15,396      692,583 SH         SHARED    1, 2, 3   0     692,583   0
CROWN CASTLE INTL CORP              COMMON          228227104   21,143    1,674,000 SH         SHARED    1, 2, 3   0   1,674,000   0
CTRIP.COM INTERNATIONAL             COMMON          22943F100   11,120      390,851 SH         SHARED    1, 2, 3   0     390,851   0
DELL INC                            COMMON          24702R101   23,332      694,000 SH         SHARED    1, 2, 3   0     694,000   0
DSL.NET INC                         COMMON          262506108       37       76,233 SH         SHARED    1, 2, 3   0      76,233   0
DUN & BRADSTREET CORP DEL NEW       COMMON          26483E100   17,564      328,300 SH         SHARED    1, 2, 3   0     328,300   0
E*TRADE FINANCIAL CORP              COMMON          269246104   17,565    1,315,700 SH         SHARED    1, 2, 3   0   1,315,700   0
FALCONSTOR SOFTWARE INC             COMMON          306137100      326       43,700 SH         SHARED    1, 2, 3   0      43,700   0
FREEMARKETS, INC                    COMMON          356602102    1,046      127,076 SH         SHARED    1, 2, 3   0     127,076   0
GLOBAL CROSSING LTD.                COMMON          G3921A175       73    1,000,000 SH         SHARED    1, 2, 3   0   1,000,000   0
IMAX CORPORATION                    COMMON          45245E109    4,712      800,000 SH         SHARED    1, 2, 3   0     800,000   0
INTELLIGROUP INC.                   COMMON          45816A106    8,481    1,166,565 SH         SHARED    1, 2, 3   0   1,166,565   0
INTERACTIVE CORP                    COMMON          45840Q101   29,955      947,056 SH         SHARED    1, 2, 3   0     947,056   0
KVH INDUSTRIES INC                  COMMON          482738101    4,323      300,000 SH         SHARED    1, 2, 3   0     300,000   0
LEXAR MEDIA INC                     COMMON          52886P104    5,722      345,516 SH         SHARED    1, 2, 3   0     345,516   0
LOUDEYE CORPORATION                 COMMON          545754103    4,798    2,621,622 SH         SHARED    1, 2, 3   0   2,621,622   0
M SYS FLASH DISK PIONEERS LTD       COMMON          M7061C100    2,715      132,824 SH         SHARED    1, 2, 3   0     132,824   0
MANNATECH INC                       COMMON          563771104    2,116      200,000 SH         SHARED    1, 2, 3   0     200,000   0
MIDWAY GAMES INC                    COMMON          598148104    2,883      396,040 SH         SHARED    1, 2, 3   0     396,040   0
MILLICOM INTL CELLULAR SA           COMMON          L6388F110   11,358      516,284 SH         SHARED    1, 2, 3   0     516,284   0
NDS GROUP PLC                       SPONSORED ADR   628891103    7,971      289,443 SH         SHARED    1, 2, 3   0     289,443   0
NETEASE.COM INC                     SPONSORED ADR   64110W102   10,619      213,268 SH         SHARED    1, 2, 3   0     213,268   0
NETFLIX.COM INC                     COMMON          64110L106      987       28,920 SH         SHARED    1, 2, 3   0      28,920   0
NETWORK ASSOCIATES INC              COMMON          640938106   10,674      593,000 SH         SHARED    1, 2, 3   0     593,000   0
NEXTEL COMMUNICATIONS               COMMON          65332V103   10,269      416,443 SH         SHARED    1, 2, 3   0     416,443   0
NII HOLDINGS, INC                   CLASS B         62913F201    6,167      175,800 SH         SHARED    1, 2, 3   0     175,800   0
NTL INC DEL                         COMMON          62940M104    9,398      157,867 SH         SHARED    1, 2, 3   0     157,867   0
OMNIVISION TECHNOLOGIES, INC        COMMON          682128103    5,164      189,100 SH         SHARED    1, 2, 3   0     189,100   0
OPLINK COMMUNCATIONS INC            COMMON          68375Q106      120       48,281 SH         SHARED    1, 2, 3   0      48,281   0
QUALCOMM INC                        COMMON          747525103   11,004      166,000 SH         SHARED    1, 2, 3   0     166,000   0
R.H. DONNELLEY CORP (NEW)           COMMON          74955W307   20,207      432,700 SH         SHARED    1, 2, 3   0     432,700   0
RCN CORP                            COMMON          749361101      106      365,264 SH         SHARED    1, 2, 3   0     365,264   0
SANDISK CORP                        COMMON          80004C101   24,895      877,806 SH         SHARED    1, 2, 3   0     877,806   0
SCANSOFT INC                        COMMON          80603P107    2,602      468,747 SH         SHARED    1, 2, 3   0     468,747   0
SCHOLASTIC CORPORATION              COMMON          807066105    1,379       50,610 SH         SHARED    1, 2, 3   0      50,610   0
SINA                                ORDINARY        G81477104    4,575      120,925 SH         SHARED    1, 2, 3   0     120,925   0
SIRIUS SATELLITE RADIO INC          COMMON          82966U103    2,791      821,000 SH         SHARED    1, 2, 3   0     821,000   0
SKILLSOFT PUBLIC LIMITED CO         SPONSORED ADR   830928107    3,087      241,769 SH         SHARED    1, 2, 3   0     241,769   0
SONUS NETWORKS INC                  COMMON          835916107      510      134,510 SH         SHARED    1, 2, 3   0     134,510   0
SYLVAN LEARNING SYS INC             COMMON          871399101   13,841      394,229 SH         SHARED    1, 2, 3   0     394,229   0
TAKE TWO INTERACTIVE SOFTWARE, INC  COMMON          874054109    3,046       82,800 SH         SHARED    1, 2, 3   0      82,800   0
TASER INTL INC                      COMMON          87651B104   22,118      282,300 SH         SHARED    1, 2, 3   0     282,300   0
TELESYSTEM INTL WIRELESS INC NEW    COMMON          879946606   15,737    1,384,100 SH         SHARED    1, 2, 3   0   1,384,100   0
UNITEDGLOBALCOM INC CLA A           CLASS A         913247508    4,737      557,936 SH         SHARED    1, 2, 3   0     557,936   0
USANA HEALTH SCIENCES               COMMON          90328M107    4,666      200,000 SH         SHARED    1, 2, 3   0     200,000   0
WEBSENSE INC                        COMMON          947684106    3,269      110,400 SH         SHARED    1, 2, 3   0     110,400   0
ZIX CORPORATION                     COMMON          98974P100    7,026      481,889 SH         SHARED    1, 2, 3   0     481,889   0
                                                          Total             531,071





02984.0001 #485490